FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21333

Nuveen Preferred and Convertible Income Fund 2

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: December 31

Date of reporting period: June 30, 2005

Nuveen Preferred and Convertible Income Fund 2 - Proxy Voting

For the Year Ended June 30, 2005

Issuer	Ticker	Cusip	Meeting Date	Subject Matter	Proposed By	Fund Voted (Y/N)	How Voted	For/Against Management
Regency Center Corp	REGPrC	758849202	9/10/2004	Increase number of authorized shares of preferred stock	Issuer	Yes	In Favor	For

Wachovia Preferred Funding Corp.	WNA.PR	92977V206	11/5/2004	Election of Directors	Issuer	Yes	In Favor	For

Simon Property Group - Series F	SPG.PR.F	828806604	5/11/2005	Election of Directors	Issuer	Yes	In Favor	For

Simon Property Group - Series G	SPG.PR.G	828806505	5/11/2005	Election of Directors	Issuer	Yes	In Favor	For

Security Name	Ticker Symbol	Cusip	Shareholder Meeting Date	Items Voted Upon	Proposed	Voted?	How Fund Voted
Kerr McGee	KMG	492386107	5/10/2005	1) Board of Directors	Issuer	Yes	For
				2) Appointment of Ernst & Young	Issuer	Yes	For
				3) 2005 Long Term Incentive Plan	Issuer	Yes	For
				4) Amend the Amended & Restated certification of inc to increase number of shares of common stock from 300,000 to 500,000 shares	Issuer	Yes	For
				5) Stockholder proposal requesting establishment of an office of the Board of Directors	Stockholder	Yes	Against

Xerox Corp	XRX	984121103	5/19/2005	1) Board of Directors	Issuer	Yes	For all nominees
				2) Ratification of Selection of Independent Registered Public Accounting Firm	Issuer	Yes	For

Gabelli Asset Mgmt	GBL	36239Y102	5/10/2005	1) Board of Directors	Issuer	Yes	Withhold Authority to vote for any individual nominee // Frederic V. Salerno
				2) Proposal to change name to “Gamco Investors Inc”	Issuer	Yes	For

Emmis Communications	EMMS	291525202	6/13/2005	1) Proposal to approve the amendments to the articles of incorporation	Issuer	Yes	For

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Preferred and Convertible Income Fund 2

By

/s/ Gifford R. Zimmerman – Chief Administrative Officer

Date

August 31, 2005